PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.    PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2023	2024

	(HK$ in thousands)
Gross carrying amount
Furniture and fixtures	73,125	120,293
Computers and equipment	106,128	107,407
Office equipment	72,133	92,291
Office building	44,346	73,867
Vehicle	5,406	4,991
Total of gross carrying amount	301,138	398,849

Less: accumulated depreciation
Furniture and fixtures	(49,115)	(65,465)
Computers and equipment	(65,207)	(80,878)
Office equipment	(56,187)	(62,377)
Office building	(4,273)	(844)
Vehicle	(1,392)	(1,701)
Total of accumulated depreciation	(176,174)	(211,265)
Property and equipment, net	124,964	187,584

Depreciation expenses on property and equipment which are included in research and development expenses, selling and marketing expenses and general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2022, 2023 and 2024 were HK$48,014 thousand, HK$43,702 thousand and HK$49,366 thousand, respectively.